Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of related party transactions

For the years ended December 31, 2014 and 2013, the Partnership had the following transactions and balanced with Securities:

	Year Ended December 31, 2014	Year Ended December 31, 2013

Balance - beginning of year	$10,797	$—
Underwriting fees earned by Securities	543,990	196,395
Payments by the Partnership to Securities	(554,787)	(185,598)
Balance - end of year	$—	$10,797

For the years ended December 31, 2014 and 2013, the Partnership incurred the following underwriting fee transactions:

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013
Underwriting discount incurred by the Partnership	$723,344	$540,160
Underwriting fees earned by Securities	543,990	196,395
Underwriting fees paid to outside brokers	596,601	7,210
Total underwriting fees	$1,863,935	$743,765

SQN AIF IV, GP LLC [Member]
Schedule of related party transactions

For the years ended December 31, 2014 and 2013, the Fund had the following transactions and balances with Securities:

	Year Ended December 31, 2014	Year Ended December 31, 2013
Due to SQN Securities, LLC - beginning of year	$10,797	$—
Underwriting fees earned by Securities	543,990	196,395
Payments by the Fund to Securities	(554,787)	(185,598)

Due to SQN Securities, LLC - end of year	$—	$10,797

For the years ended December 31, 2014 and 2013, the Fund incurred the following underwriting fee transactions:

	Year Ended December 31, 2014	Year Ended December 31, 2013
Underwriting discount incurred by the Fund	$723,344	$540,160
Underwriting fees earned by Securities	543,990	196,395
Underwriting fees paid to outside brokers	596,601	7,210
Total underwriting fees	$1,863,935	$743,765